Employee deferred compensation	6 Months Ended
Jun. 30, 2012
Employee deferred compensation
Employee deferred compensation
Note 20 Employee deferred compensation
> Refer to “Note 21 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and “Note 26 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Deferred compensation expense
in	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	411	418

Performance share awards	197	0

2011 Partner Asset Facility awards [1]	513	0

Adjustable Performance Plan awards	203	677

Restricted Cash Awards	86	148

Scaled Incentive Share Units	61	209

Incentive Share Units	33	81

2008 Partner Asset Facility awards [1]	61	73

Other cash awards	166	208

Total deferred compensation expense	1,731	1,814

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Estimated unrecognized deferred compensation expense
end of	6M12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,101

Performance share awards	330

Adjustable Performance Plan awards	309

Restricted Cash Awards	80

Scaled Incentive Share Units	134

Incentive Share Units	40

Other cash awards	93

Total	2,087

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

6M12 activity
In 6M12, the Bank delivered 29.2 million Group shares across all deferred compensation plans.
Share-based award activities
	6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	47.6	0.0	14.4	13.2

Granted	22.1	23.4	0.0	0.0

Settled	(12.2)	0.0	(4.8)	(8.7)

Forfeited	(0.5)	0.0	0.0	(0.3)

Balance at end of period	57.0	23.4	9.6	4.2

of which vested	3.0	0.1	1.2	0.4

of which unvested	54.0	23.3	8.4	3.8